Related Party Transactions - Founder Shares (Details)						1 Months Ended		8 Months Ended	12 Months Ended
	Jun. 08, 2021 shares	Aug. 04, 2020 D $ / shares shares	Jul. 30, 2020 shares	Jul. 15, 2020 USD ($) shares	May 19, 2020 USD ($) D shares	Jul. 31, 2021 shares	Jul. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2022 shares
Related Party Transaction [Line Items]
Common stock, shares issued								153,539,011	153,549,011	153,600,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Number of shares held (in shares)			25,700,000
Percentage of founder shares equal		20			20
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00							$ 12.00
Number of trading days at 12.00 per share or more within 30-day trading period triggering release of lock-up | D		20			20
Restrictions on transfer period of time after business combination completion		1 year
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									1 year
Shares Subject To Forfeitures		0	2,700,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B
Related Party Transaction [Line Items]
Common stock, shares issued			25,700,000					25,700,000	25,700,000	25,700,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B | Jonathan Gear
Related Party Transaction [Line Items]
Number of shares transferred (in shares)	40,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B | Joel Alsfine
Related Party Transaction [Line Items]
Number of shares transferred (in shares)							40,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B | James Quella
Related Party Transaction [Line Items]
Number of shares transferred (in shares)							40,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A
Related Party Transaction [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days			150 days
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Capital contribution | $					$ 25,000
Issuance of Class B ordinary shares to Sponsor (in shares)				22,250,000
Issuance of Class B ordinary shares to Sponsor | $				$ 22,250,000				$ 25,000
Shares Subject To Forfeitures		0
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii | Jonathan Gear
Related Party Transaction [Line Items]
Number of shares transferred (in shares)						40,000
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii | Joel Alsfine
Related Party Transaction [Line Items]
Number of shares transferred (in shares)							40,000
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii | James Quella
Related Party Transaction [Line Items]
Number of shares transferred (in shares)							40,000
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii | Independent Director
Related Party Transaction [Line Items]
Number of shares transferred (in shares)	40,000						40,000
Sponsor | Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B
Related Party Transaction [Line Items]
Common stock, shares issued					7,875,000